Segment information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment information
32.	Segment information
For management purposes, the Group is organized into business units based on their products and services, and has two reportable operating segments as follows:

•	Yuchai primarily conducts manufacturing and sale of diesel engines which are mainly distributed in the PRC market.

•	HLGE is engaged in hospitality and property development activities conducted mainly in the PRC and Malaysia. HLGE is listed on the Main Board of the Singapore Exchange.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Year ended December 31, 2017	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000

Revenue
Total external revenue (Note 7.1)	16,140,622	57,197	—	—		16,197,819

Results
Interest income	94,760	1,803	11,833	(2,975)		105,421
Interest expense	(94,794)	(3,983)	(270)	2,975		(96,072)
Gain on disposal of subsidiaries	—	216,115	—	—		216,115
Gain on disposal of joint venture	—	107,976	—	—		107,976
Impairment of property, plant and equipment	(20,845)	—	—	—		(20,845)
Impairment of technology development cost	(40,000)	—	—	—		(40,000)
Staff severance cost	(107,732)	—	—	—		(107,732)
Depreciation and amortization	(433,921)	(9,990)	(270)	—		(444,181)
Share of profit of associates and joint venture	9,255	799	—	—		10,054
Income tax expense	(164,578)	(461)	(102)	(29,031	) (1)	(194,172)

Segment profit after tax	1,004,019	322,160	22,708	(29,031	) (1)	1,319,856

Year ended December 31, 2018	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000

Revenue
Total external revenue (Note 7.1)	16,210,467	52,781	—	—		16,263,248

Results
Interest income	124,653	4,244	18,347	—		147,244
Interest expense	(107,609)	(403)	(327)	—		(108,339)
Impairment of property, plant and equipment	(30,173)	—	—	—		(30,173)
Staff severance cost	(28,018)	—	—	—		(28,018)
Depreciation and amortization	(428,199)	(5,355)	(331)	—		(433,885)
Share of profit of associates and joint venture	10,809	825	—	—		11,634
Income tax expense	(175,956)	(820)	(49)	(29,842	) (1)	(206,667)

Segment profit after tax	1,019,776	4,156	(19,690)	(29,842	) (1)	974,400

Total assets	20,636,155	441,040	2,081,220	(1,500,451)		21,657,964

Total liabilities	(10,318,492)	(55,404)	(29,592)	(106,922	) (2)	(10,510,410)

Other disclosures
Investment in joint ventures	220,176	2,636	—	—		222,812
Capital expenditure	403,179	2,643	73	—		405,895

Year ended December 31, 2019	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000	US$’000

Revenue
Total external revenue (Note 7.1)	17,980,304	35,781	—	—		18,016,085	2,542,813

Results
Interest income	158,855	5,167	13,239	—		177,261	25,019
Interest expense	(126,379)	(51)	(421)	—		(126,851)	(17,904)
Impairment of property, plant and equipment	(3,950)	—	—	—		(3,950)	(558)
Staff severance cost	(15,454)	—	—	—		(15,454)	(2,181)
Depreciation and amortization	(458,665)	(5,551)	(993)	—		(465,209)	(65,661)
Share of profit of associates and joint venture	18,137	897	—	—		19,034	2,686
Income tax expense	(141,330)	(527)	(41)	(30,721	) (1)	(172,619)	(24,364)

Segment profit after tax	884,562	4,457	1,939	(30,258	) (1)	860,700	121,480

Total assets	22,817,479	416,397	2,120,767	(1,500,452)		23,854,191	3,366,811

Total liabilities	(12,127,021)	(15,575)	(31,278)	(106,932	) (2)	(12,280,806)	(1,733,329)

Other disclosures
Investment in joint ventures	271,274	2,717	—	—		273,991	38,671
Capital expenditure	917,192	1,033	55	—		918,280	129,607

Note:

(1)	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
(2)	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.

Geographic information
The geographic information for revenue from external customers is disclosed in Note 7.1.
Revenue from one customer group amounted to RMB 5,205.5 million (US$734.7 million) (2018: RMB 4,463.9 million; 2017: RMB 4,839.6 million), arising from sales by Yuchai segment.
Non-current
assets

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

People’s Republic of China	4,665,990	5,764,591	813,622
Other countries	95,443	97,879	13,815

	4,761,433	5,862,470	827,437

Non-current
assets for this purpose consist of property, plant and equipment, right-of-use assets, investment in joint ventures and associates, investment property, intangible assets and goodwill.